PROPERTY, PLANT, AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT, NET
PROPERTY, PLANT, AND EQUIPMENT, NET
Details on property, plant, and equipment follow.

	December 31,
	2015	2014

	(In thousands)
Gathering and processing systems and related equipment	$1,883,139	$1,630,250
Construction in progress	75,132	48,500
Land and line fill	11,055	11,057
Other	32,427	58,375
Total	2,001,753	1,748,182
Less accumulated depreciation	188,970	125,542
Property, plant, and equipment, net	$1,812,783	$1,622,640

During 2015 and 2014, we identified certain events, facts and circumstances which indicated that certain of our property, plant and equipment could be impaired. (There were no impairment indicators during 2013.) As such, we reviewed the assets that had been identified as potentially impaired and estimated the fair value of the identified property, plant and equipment using a market-based approach. For the assets which had fair values below their carrying value, we recognized the following long-lived asset impairments, by segment.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Long-lived asset impairment:
Williston Basin	$7,554	$—	$—
Barnett Shale	531	5,505	—
Piceance/DJ Basins	1,220	—	—

Our impairment determinations, in the context of these reviews, involved significant assumptions and judgments. Differing assumptions regarding any of these inputs could have a significant effect on the various valuations. As such, the fair value measurements utilized within these estimates are classified as non-recurring Level 3 measurements in the fair value hierarchy because they are not observable from objective sources. Due to the volatility of the inputs used, we cannot predict the likelihood of any future impairment.
During the fourth quarters of 2015 and 2014, we identified a need to evaluate the goodwill associated with certain of our gathering systems (see Note 6). In connection with these evaluations, we also evaluated the related property, plant and equipment associated therewith for impairment and concluded that no impairment was necessary.
Depreciation expense and capitalized interest follow.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Depreciation expense	$63,915	$53,064	$37,947
Capitalized interest	3,372	4,646	6,690